FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2018
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2018	2017

Interest on borrowings [1]		709	740
Interest on post-employment benefits liability	22	14	12
Loss on repayment of long-term debt	20	28	—
Loss (gain) on foreign exchange		136	(107)
Change in fair value of derivative instruments		(95)	99
Capitalized interest		(20)	(18)
Other		21	20

Total finance costs		793	746

[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.